LVIP Delaware Value Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.77%
Aerospace & Defense–6.81%
Northrop Grumman Corp.	51,000	$ 23,986,320
Raytheon Technologies Corp.	262,974	21,527,051
		45,513,371
Banks–5.42%
Truist Financial Corp.	438,600	19,096,644
U.S. Bancorp	425,700	17,164,224
		36,260,868
Chemicals–2.45%
DuPont de Nemours, Inc.	325,283	16,394,263
		16,394,263
Communications Equipment–5.98%
Cisco Systems, Inc.	434,100	17,364,000
Motorola Solutions, Inc.	101,000	22,620,970
		39,984,970
Consumer Finance–2.81%
Discover Financial Services	206,400	18,765,888
		18,765,888
Diversified Telecommunication Services–2.48%
Verizon Communications, Inc.	437,100	16,596,687
		16,596,687
Electric Utilities–3.04%
Edison International	359,400	20,334,852
		20,334,852
Entertainment–2.76%
†Walt Disney Co.	195,884	18,477,738
		18,477,738
Equity Real Estate Investment Trusts–2.96%
Equity Residential	294,800	19,816,456
		19,816,456
Food Products–6.77%
Archer-Daniels-Midland Co.	285,300	22,952,385
Conagra Brands, Inc.	684,404	22,332,102
		45,284,487
Health Care Equipment & Supplies–5.74%
Baxter International, Inc.	338,400	18,226,224
†Hologic, Inc.	312,988	20,193,986
		38,420,210
Health Care Providers & Services–6.94%
Cigna Corp.	83,851	23,266,137
CVS Health Corp.	242,900	23,165,373
		46,431,510
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–2.76%
Honeywell International, Inc.	110,673	$ 18,479,071
		18,479,071
Insurance–6.30%
American International Group, Inc.	407,400	19,343,352
MetLife, Inc.	375,486	22,822,039
		42,165,391
IT Services–5.15%
Cognizant Technology Solutions Corp. Class A	301,422	17,313,680
Fidelity National Information Services, Inc.	226,834	17,141,845
		34,455,525
Machinery–2.78%
Dover Corp.	159,557	18,601,155
		18,601,155
Media–2.31%
Comcast Corp. Class A	525,748	15,420,189
		15,420,189
Multiline Retail–6.34%
Dollar General Corp.	92,686	22,231,664
†Dollar Tree, Inc.	148,000	20,142,800
		42,374,464
Oil, Gas & Consumable Fuels–3.35%
ConocoPhillips	219,052	22,417,782
		22,417,782
Pharmaceuticals–6.70%
Johnson & Johnson	136,200	22,249,632
Merck & Co., Inc.	261,900	22,554,828
		44,804,460
Semiconductors & Semiconductor Equipment–2.76%
Broadcom, Inc.	41,600	18,470,816
		18,470,816
Software–2.65%
Oracle Corp.	290,300	17,728,621
		17,728,621
Specialty Retail–3.51%
TJX Cos., Inc.	377,800	23,468,936
		23,468,936
Total Common Stock (Cost $509,581,641)		660,667,710

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	7,290,239	$ 7,290,239
Total Money Market Fund (Cost $7,290,239)		7,290,239

TOTAL INVESTMENTS–99.86% (Cost $516,871,880)	667,957,949
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	952,717
NET ASSETS APPLICABLE TO 28,710,771 SHARES OUTSTANDING–100.00%	$668,910,666

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$660,667,710	$—	$—	$660,667,710
Money Market Fund	7,290,239	—	—	7,290,239
Total Investments	$667,957,949	$—	$—	$667,957,949
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–3